Cover	Nov. 13, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 13, 2026
Entity File Number	001-36612
Entity Registrant Name	Lifeward Ltd.
Entity Central Index Key	0001607962
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	2 Cabot Rd.
Entity Address, City or Town	Hudson
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01749
City Area Code	+508
Local Phone Number	251.1154
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, no par value
Trading Symbol	LFWD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable